8. Stock Purchase Options	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Purchase Options

NOTE 8 – STOCK OPTIONS AND WARRANTS

Stock Purchase Options

On March 21, 2018, the Company’s Board of Directors voted to grant to sixteen individuals options to purchase up to an aggregate of 1,500,000 shares of the Company’s common stock. The terms of the options are as follows: the options vest one-third on the first anniversary of the date of grant; one-third on the second anniversary of the date of grant; and one-third on the third anniversary of the date of grant; the options have a contractual life of eight years from the date of grant; and the exercise price is $0.65, which was the market price of the options on the date of the grant.  Included in the grants were options to purchase up to 250,000 shares to the Company’s President and Chief Executive Officer, and options to purchase up to 250,000 shares to the Company’s Chief Technical Officer. The options were not issued pursuant to a stock option or stock incentive plan.

On April 6, 2018, the Company’s Board of Directors approved the grant of 250,000 shares of the Company’s common stock to the newest member of the Board of Directors. The terms of the options are as follows: the options vest one-third on the first anniversary of the date of grant; one-third on the second anniversary of the date of grant; and one-third on the third anniversary of the date of grant; the options have a contractual life of eight years from the date of grant; and the exercise price is $0.65.

On June 13, 2018, the Company’s Board of Directors approved the grant of 60,000 options to purchase shares of the Company’s common stock, to a consultant in exchange for services. The options granted had an exercise price of $0.45 per share. One-sixth of the options shall vest each month for six months, the first one-sixth will vest in June 2018 and the last one-sixth will vest in November 2018. The grants expire on the eighth anniversary of the date of grant.

On June 28, 2018, the Company’s Board of Directors approved the grant of an aggregate of 600,000 options to purchase shares of the Company’s common stock, consisting of grants of 25,000 options to 24 employees and consultants to the Company who had been instrumental in helping the Company get to the point of the initial launch. The options granted had an exercise price of $0.42 per share, and vest one-third on each of the first, second, and third anniversaries of the date of grant, and expire on the eighth anniversary of the date of grant.

On June 28, 2018, the Company’s Board of Directors approved the grant of an aggregate of 250,000 options to purchase shares of the Company’s common stock, consisting of grants of 125,000 options to two Board Members of the Company. The options granted had an exercise price of $0.42 per share, and vest one-third on each of the first, second, and third anniversaries of the date of grant, and expire on the eighth anniversary of the date of grant.

As the holders of the Company’s outstanding options are employees and non-employees, the values attributable to non-employee options are re-measured on a quarterly basis and amortized over the service period and until they fully vest over a 3-year vesting period. Stock options issued to employees are valued on the date of issuance and amortized over the service period until they fully vest over a 3-year vesting period. The Company believes that the fair value of the stock options is more reliably measurable than the fair value of the services received. The fair value of the non-employee stock options granted was re-measured at each reporting date using the Black-Scholes valuation model. As of June 30, 2018, the Company re-measured the unvested options at a value of $2,097,912 to be recognized over the vesting period. The Company recorded $142,914 and $214,805 of stock-based compensation expense in the three and six months ended June 30, 2018, respectively. The Company recorded $862,384 and $1,051,538 of stock-based compensation expense in the three and six months ended June 30, 2017, respectively.

The following table summarizes the changes in options outstanding of the Company during the six months ending June 30, 2018:

	Number of Options	Weighted Average Exercise Price per Share

Outstanding, December 31, 2017	1,382,351	$0.30
Granted	2,660,000	$0.55
Exercised	(296,865)	$0.11
Cancelled	(25,000)	$0.65
Outstanding, June 30, 2018	3,720,486	$0.49

Exercisable, June 30, 2018	930,403	$0.35

As of June 30, 2018, the Company had $1,490,285 in unrecognized expense related to future vesting of stock options.

Stock Purchase Warrants

During the six months ended June 30, 2018, the Company did not issue any warrants.

The following table summarizes the changes in warrants outstanding during the six months ended June 30, 2018:

	Number of Warrants	Weighted Average Exercise Price per Share

Outstanding, December 31, 2017	6,553,860	$0.45

Outstanding, June 30, 2018	6,553,860	$0.45

Exercisable, June 30, 2018	–	–

The warrants are contractually exercisable two years after the grant date and expire four years after the grant date. There is a 30-day mandatory exercise period triggered by the Company’s stock trading on a national exchange at a price of more than $2.50 per share for 30 consecutive trading days. If warrants are not exercised within 30 days of the mandatory exercise period termination, the warrants will be forfeited.

Stock Purchase Options

During the year ended December 31, 2017, the Company did not issue any stock purchase options. As the holders of the Company’s outstanding options are employees and non-employees, the values attributable to non-employee options are remeasured on a quarterly basis and amortized over the service period and until they have fully vested over a 3 year vesting period. Stock options issued to employees are valued on the date of issuance and amortized over the service period until they have fully vested over a 3 year vesting period. The Company believes that the fair value of the stock options is more reliably measurable than the fair value of the services received. The fair value of the non-employee stock options granted was revalued at each reporting date using the Black-Scholes valuation model. As of December 31, 2017, the Company remeasured the options at a value of $960,518 to be recognized over the vesting period, of which $468,280 has been recognized.

The following table summarizes the changes in options outstanding of the Company during the year ending December 31, 2017:

	Number of Options	Weighted Average Exercise Price $
Outstanding, December 31, 2016	1,382,351	0.29

Outstanding, December 31, 2017	1,382,351	0.29

Exercisable, December 31, 2017	1,299,808	0.29

As of December 31, 2017, the Company had $492,238 in unrecognized expense related to future vesting of stock options.

Stock Purchase Warrants

In 2017, the Company issued warrants to purchase a total of 6,553,860 shares of the Company’s common stock as part of the Investor Offering discussed above.

The following table summarizes the changes in Warrants outstanding of the Company during the year ended December 31, 2017:

	Number of Warrants	Weighted Average Exercise Price $
Outstanding, December 31, 2016	–	–

Outstanding, December 31, 2017	6,553,860	0.45

Exercisable, December 31, 2017	–	–